Schedule of Accounts Receivable, Allowance for Doubtful Accounts (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 1		2,915
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 2		2,663
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 3		2,542
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 4	408
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 5		0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 6		0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 7		18
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 8	3
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 9		(234)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 10		(111)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 11		(352)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 12	(56)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 13		(18)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 14		(10)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 15		0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 16	0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 17		2,663
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 18		2,542
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 19		2,208
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 20	$ 355